RELATED PARTIES (Narrative) (Details) ₪ / shares in Units, $ / shares in Units, ₪ in Thousands				1 Months Ended				2 Months Ended		12 Months Ended
	May 12, 2025 shares	May 04, 2021 ILS (₪)	May 04, 2021 USD ($)	May 29, 2024 ILS (₪)	May 29, 2024 USD ($)	Nov. 30, 2016 ILS (₪)	Nov. 30, 2016 USD ($)	Mar. 10, 2021 ILS (₪)	Mar. 10, 2021 USD ($)	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 ₪ / shares shares	Dec. 31, 2025 ILS (₪)	Dec. 31, 2025 USD ($)
Disclosure of transactions between related parties [line items]
Compensation										$ 60,041,000	$ 49,228,000	$ 36,520,000
Payment of fees										14,942,000	12,256,000	8,443,000
A. Omer & Co.
Disclosure of transactions between related parties [line items]
Payment of fees										46,000	32,000	64,000
A. Omer & Co. | New Service Agreement
Disclosure of transactions between related parties [line items]
Discount of fees for services hourly rates				25.00%	25.00%
A. Omer & Co. | New Service Agreement | Minimum
Disclosure of transactions between related parties [line items]
Monthly cost				₪ 20	$ 5,000
Fees for services hourly rates				200	54,000
A. Omer & Co. | New Service Agreement | Maximum
Disclosure of transactions between related parties [line items]
Monthly cost				30	8,000
Fees for services hourly rates				₪ 250	$ 68,000
Reuven Amar
Disclosure of transactions between related parties [line items]
Total expenses of related parties										176,000	172,000	$ 177,000
Number of options to purchase ordinary shares | shares	66											2,500	2,500
Exercise price per share of ordinary shares | (per share)												$ 18.83	₪ 65.7
Oded Frenkel
Disclosure of transactions between related parties [line items]
Total expenses of related parties										$ 265,000	$ 204,000	$ 212,000
Number of options to purchase ordinary shares | shares										1,383	2,500	2,500	2,500
Exercise price per share of ordinary shares | (per share)										$ 18.83	$ 18.83	$ 18.83	₪ 65.7
Mr. Yair Nechmad
Disclosure of transactions between related parties [line items]
Payment of management and consulting fee		₪ 140	$ 43,000			₪ 50	$ 14,500	₪ 50	$ 15,000
Monthly cost								150	46,000
Payment for each of 12 months during the year to related parties														₪ 155	$ 45,000
Mr. David Ben Avi
Disclosure of transactions between related parties [line items]
Payment of management and consulting fee		₪ 140	$ 43,000			₪ 50	$ 14,500
Monthly cost								₪ 150	$ 46,000
Payment for each of 12 months during the year to related parties														155	45,000
Director
Disclosure of transactions between related parties [line items]
Insurance policy covering risk														₪ 69,000	$ 20,000,000
Insurance policy claim										$ 5,000,000
Mr Arnon Nechmad
Disclosure of transactions between related parties [line items]
Total expenses of related parties										87,000	$ 91,000	$ 81,000
Number of options to purchase ordinary shares | shares	32
Mrs. Tal Tenenboim
Disclosure of transactions between related parties [line items]
Compensation										76,000	80,000	55,000
Number of options to purchase ordinary shares | shares	53
Mr. Eran Havshush
Disclosure of transactions between related parties [line items]
Payment of fees										$ 87,000	$ 82,000	$ 88,000